Supplemental Oil and gas Reserve Information (Unaudited)	12 Months Ended
Dec. 31, 2013
Supplemental Oil Reserve Information [Abstract]
Supplemental Financial Information For Oil and Gas Producing Activities Disclosure [Text Block]
Note 15 - Supplemental Oil and gas Reserve Information (Unaudited)

Results of operations from oil and gas producing activities

The following table shows the results of operations from the Company’s oil and gas producing activities.  Results of operations from these activities are determined using historical revenues, production costs and depreciation and depletion. The results of operations from the Company’s oil and gas producing activities below exclude non-oil and gas revenues, general and administrative expenses, interest income and interest expense. Income tax expense was determined by applying the statutory rates to pretax operating results.

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
Production revenues	$10,942,270	$8,496,519
Production costs	(4,095,850)	(3,102,321)
Depletion and depreciation	(1,691,008)	(1,541,069)
Income tax	(1,752,840)	(1,305,513)
Results of operations for producing activities	$3,402,572	$2,547,616

Capitalized costs

The following table summarizes the Company’s capitalized costs of oil and gas properties.

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
Unevaluated properties not subject to amortization	$-	$7,830,828
Properties subject to amortization	71,917,308	30,466,951
Capitalized costs	71,917,308	38,297,779
Accumulated depletion	(10,567,905)	(5,094,881)
Net capitalized costs	$61,349,403	$33,202,898

Cost incurred in property acquisition, exploration and development activities

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
Acquisition of properties	$124,028	$-
Exploration costs	-	-
Development costs	7,484,419	10,247,539
Net capitalized costs	$7,608,447	$10,247,539

Estimated quantities of proved reserves

Our ownership interests in estimated quantities of proved oil and gas reserves and changes in net proved reserves all of which are located in the United States are summarized below.  Proved reserves are estimated quantities of oil and gas that geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions. Proved developed reserves are those that are expected to be recovered through existing wells with existing equipment and operating methods. Reserves are stated in barrels of oil equivalent. Geological and engineering estimates by MHA Petroleum Consultants, LLC of proved oil and gas reserves at one point in time are highly interpretive, inherently imprecise and subject to ongoing revisions that may be substantial in amount. Although every reasonable effort is made to ensure that the reserve estimates are accurate, by their nature reserve estimates are generally less precise than other estimates presented in connection with financial statement disclosures.

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
Proved reserves (BOE):
Beginning	2,927,000	2,714,150
Revisions of previous estimates	141,600	(193,059)
Purchase of minerals in place	2,685,517	-
Extension and discoveries	175,917	502,751
Sale of minerals in place	(4,800)	-
Sale of Rantoul Partners interest	-	-
Production	(120,634)	(96,842)
Ending	5,804,600	2,927,000

Proved developed reserves for December 31, 2013 consisted of 83% oil and 17% natural gas and totaled 3,824.9 MBOEs. Proved developed reserves for December 31, 2012 consisted of 100% oil and totaled 1,546.3 MBOEs. Proved undeveloped reserves for December 31, 2013 were 1,979.9 MBOEs. Proved undeveloped reserves at December 31, 2012 were 1,380.8 MBOEs.

Standardized measure of discounted future net cash flows

The standardized measure of discounted future net cash flows from our proved reserves for the periods presented in the financial statements is summarized below.

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
Future production revenue	$413,965,250	$246,535,000
Future production costs	(122,957,721)	(69,131,000)
Future development costs	(20,017,885)	(11,766,000)
Future cash flows before income tax	270,989,644	165,638,000
Future income taxes	(56,111,563)	(33,550,000)
Future net cash flows	214,878,081	132,088,000
10% annual discount for estimating of future cash flows	(133,430,425)	(83,215,000)
Standardized measure of discounted net cash flows	$81,447,656	$48,873,000

Changes in standardized measure of discounted future net cash flows

The following is a summary of a standardized measure of discounted net future cash flows related to the Company’s proved oil and gas reserves. The information presented is based on a calculation of estimated proved reserves using discounted cash flows based on the 12-month average price for oil and gas calculated as the unweighted arithmetic average of the first-day-of-the-month price for each month within the 12-month prior period. The additions to estimated proved reserves from new discoveries and extensions could vary significantly from year to year. Additionally, the impact of changes to reflect current prices and costs of reserves proved in prior years could also be significant.

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
Balance beginning of year	$48,872,561	$43,646,905
Sales, net of production costs	(6,846,420)	(5,394,198)
Net change in pricing and production costs	(11,143,669)	2,870,156
Net change in future estimated development costs	(2,281,285)	(1,001,445)
Purchase of minerals in place	32,687,100	-
Extensions and discoveries	3,342,922	11,274,543
Sale of minerals in place	(37,375)	-
Sale of Rantoul Partners interest	-	-
Revisions	1,357,734	(4,329,483)
Accretion of discount	16,563,800	5,324,900
Change in income tax	(1,067,712)	(3,518,817)
Balance end of year	$81,447,656	$48,872,561